Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenue		$ 858	$ 584	$ 1,560	$ 1,327	$ 2,715	$ 1,992	$ 1,747
Cost of goods sold		220	135	367	354	701	550	462
Gross profit		638	449	1,193	973	2,014	1,442	1,285
Operating expenses:
Selling, general and administrative expenses		2,641	2,532	5,007	4,947	9,684	9,434	10,009
Research and development expenses		4,089	2,518	9,781	4,840	10,495	8,448	6,486
Total operating expenses		6,730	5,050	14,788	9,787	20,179	17,882	16,495
Operating loss		(6,092)	(4,601)	(13,595)	(8,814)	(18,165)	(16,440)	(15,210)
Change in fair value of the warrant liability, net		2,513	(38)	17,209	1,200	15,103	12,780	564
Gain on warrant extinguishment		0	9,613	0	9,613	9,613	0	0
Loss on issuance of financial instrument		(2,826)	0	(2,826)	0
Loss on debt settlements and extinguishments						(29,924)	0	0
Interest expense		(248)	(6,916)	(251)	(15,282)	(21,703)	(14,328)	(67)
Other (expense) income		(5)	(1)	(10)	7	(41)	17	9
Net income (loss)		(6,658)	(1,943)	527	(13,276)	(45,117)	(17,971)	(14,704)
Other comprehensive loss:
Foreign currency translation adjustments		(36)	(30)	(78)	(8)	83	(33)	(28)
Comprehensive loss		$ (6,694)	$ (1,973)	$ 449	$ (13,284)	$ (45,034)	$ (18,004)	$ (14,732)
Common share data:
Basic and diluted loss per common share	[1]					$ (3,250)	$ (1,853,500)	$ (2,548,000)
Basic loss per common share	[2]	$ (7.26)	$ (1,373.00)	$ 0.67	$ (15,656.00)
Diluted loss per common share	[2]	$ (7.26)	$ (1,373.00)	$ (0.12)	$ (15,656.00)
Weighted average number of basic shares outstanding	[2]	916,706	1,416	788,512	848
Weighted average number of diluted shares outstanding	[2]	916,706	1,416	799,430	848
Weighted average number of basic and diluted shares outstanding	[1]					14,039	10	6

[1]	reflects a one-for-sixteen (1:16) reverse stock split effected on July 21, 2016, a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017 and a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.
[2]	reflects a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017 and a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.